Label	Element	Value
[RiskReturnAbstract]	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Mar. 31, 2013
Registrant Name	dei_EntityRegistrantName	Pear Tree Funds
Central Index Key	dei_EntityCentralIndexKey	0000722885
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Nov. 29, 2013
Document Effective Date	dei_DocumentEffectiveDate	Nov. 29, 2013
Prospectus Date	rr_ProspectusDate	Aug. 01, 2013
Pear Tree Quality Fund
[RiskReturnAbstract]	rr_RiskReturnAbstract
Supplement [Text Block]	ptf_SupplementTextBlock

PEAR TREE FUNDS

SUPPLEMENT DATED NOVEMBER 29, 2013

TO

PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION DATED AUGUST 1, 2013 AS SUPPLEMENTED

PEAR TREE QUALITY FUND

(Ticker Symbols: USBOX (Ordinary Shares); QGIAX (Institutional Shares))

1.	Effective December 1, 2013, the information in the Pear Tree Funds’ Prospectus (the “Prospectus”) dated August 1, 2013 as supplemented, is hereby amended as follows:

The corresponding information in the Prospectus relating to Pear Tree Quality Fund is deleted in its entirety and replaced with the following:

a)	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Ordinary Shares	Institutional Shares
Management Fees	1.00%	1.00%
Distribution (12b-1) Fees	0.25%	None
Other Expenses	0.37%	0.35%
Total Annual Fund Operating Expenses	1.62%	1.35%
Fee Waiver and/or Expense Reimbursement*	-0.25%	-0.25%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement*	1.37%	1.10%

* The Manager has agreed until July 31, 2014 to waive 0.25 percent of its management fee if Quality Fund’s average daily net assets are less than $125 million and 0.50 percent of its management fee if Quality Fund’s average daily net assets are $125 million or more. This fee waiver arrangement only may be terminated with the approval of the Trustees.

b)	Fee Waivers/Expense Limitation.

Pear Tree Quality Fund. The Manager has agreed until July 31, 2014 to waive 0.25 percent of its management fee if Quality Fund’s average daily net assets are less than $125 million and 0.50 percent of its management fee if Quality Fund’s average daily net assets are $125 million or more. For the year ended March 31, 2013, the Manager waived fees otherwise payable by the Fund in the aggregate amount of $153,265. This fee waiver arrangement only may be terminated with the approval of the Trustees.

2. The Statement of Information (the “SAI”) of the Trust dated August 1, 2013 is hereby amended as follows:

Fee Waivers/Expense Limitations.

Pear Tree Quality Fund

The Manager has agreed until July 31, 2013 to waive 0.25 percent of its management fee if Pear Tree Quality Fund’s average daily net assets are less than $125 million and 0.50 percent of its management fee if Pear Tree Quality

Fund’s average daily net assets are $125 million or more. This fee waiver arrangement only may be terminated with the approval of the Trustees.

For the fiscal year ended March 31, 2013 the Manager waived its management fee and reimbursed Pear Tree Quality Fund for its expenses in the aggregate amount of $153,265.

* * *

The rest of the Prospectus and Statement of Additional Information remains unchanged.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

Pear Tree Quality Fund | Ordinary Shares
[RiskReturnAbstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	USBOX
Pear Tree Quality Fund | Institutional Shares
[RiskReturnAbstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	QGIAX